OTHER INCOME (EXPENSE), NET - (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
NEDO agreement
Other Income Expense, Net [Line Items]
Reduction in depreciation expense for chargers placed into service	$ 20,540			$ 125,360	$ 501,439
Predecessor | NEDO agreement
Other Income Expense, Net [Line Items]
Capital-build liability, beginning balance	2,300,376		$ 2,279,836	2,279,836
Reduction in depreciation expense for chargers placed into service	(20,540)
Capital-build liability, ending balance	2,279,836				2,300,376
Predecessor | NRG agreement
Other Income Expense, Net [Line Items]
Capital-build liability, beginning balance	20,900,079		20,742,793	20,742,793
Reduction in depreciation expense for chargers placed into service	(157,286)
Capital-build liability, ending balance	20,742,793				$ 20,900,079
Successor | NEDO agreement
Other Income Expense, Net [Line Items]
Capital-build liability, beginning balance		$ 567,504	692,865	692,865
Reduction in depreciation expense for chargers placed into service		(32,657)	(27,390)
Capital-build liability, ending balance	692,865	534,847	665,475	567,504
Successor | NRG agreement
Other Income Expense, Net [Line Items]
Capital-build liability, beginning balance		9,166,168	6,303,942	6,303,942
Increase in capital build liability			2,121,059
Reduction in depreciation expense for chargers placed into service		(431,298)	(280,501)
Capital-build liability, ending balance	$ 6,303,942	$ 8,734,870	$ 8,144,500	$ 9,166,168